Financial risk management - Fair value analysis, narrative (Details)	Mar. 31, 2023 investment
Financial Risk Management [Abstract]
Number of equity investments valued based on latest transaction price	14
Number of equity investments	31
Number of equity investments valued based on internal valuation process	17